1290 GAMCO Small-Mid Cap Value Fund Investment Strategy - 1290 GAMCO Small-Mid Cap Value Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks, and PerformancePrincipal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of small- and mid-capitalization companies. For the Fund, small-capitalization companies generally are companies with a market capitalization less than $3 billion at the time of investment, and mid-capitalization companies generally are companies with a market capitalization between $3 billion and $12 billion at the time of investment. The Fund invests primarily in common stocks, but it also may invest in other securities that GAMCO Asset Management Inc. (“GAMCO” or the “Sub-Adviser”) believes provide opportunities for capital growth, such as preferred stocks and warrants. The Fund also may invest up to 20% of its net assets in foreign securities. GAMCO utilizes a value-oriented investment style that emphasizes companies deemed to be currently underpriced according to certain financial measurements, which may include price-to-earnings and price-to-book ratios. In choosing investments, the Sub-Adviser utilizes a process of fundamental analysis that involves researching and evaluating individual companies for potential investment by the Fund. The Sub-Adviser uses a proprietary research technique to determine which stocks have a market price that is less than the “private market value” of a company. The “private market value” of a company is the value that the Sub-Adviser believes informed investors would be willing to pay to acquire the entire company. This approach will often lead the Fund to focus on “strong companies” in out-of-favor sectors or out-of-favor companies exhibiting a catalyst for change. The Sub-Adviser may sell a security for a variety of reasons, such as because, in the Sub-Adviser’s view, it becomes overvalued or shows deteriorating fundamentals, or to invest in a company believed by the Sub-Adviser to offer superior investment opportunities.